Bank Loan	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
BANK LOAN
10	BANK LOAN

On April 15, 2021, the Company entered into a short-term loan agreement RMB89,534 with Guangdong Development Bank until April 15, 2022 with an interest rate of 5.25% per annum. As of December 31, 2021, RMB63,477 has been repaid.

On April 12, 2021, the Company entered into a short-term loan agreement RMB64,228 with China CITIC Bank until April 8, 2022 with an interest rate of 4.65% per annum. As of December 31, 2021, RMB47,066 has been repaid. The short-term loan agreement was based on the company’s credit standing and no securities or guarantees were involved.